Interest-bearing bank borrowings	12 Months Ended
Dec. 31, 2019
Interest-bearing bank borrowings
Interest-bearing bank borrowings

18.  Interest-bearing bank borrowings

	31 December 2019	31 December 2018
Current	Successor (NFH)	Predecessor (HHH)
-Secured	400,325	20,205
Non-current
-Secured	2,060,933	387,387

	2,461,258	407,592

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Maturity profile of the bank borrowings:	400,325	20,205
Within 1 year	6,130	43,525
Between 1 and 2 years	489,440	200,879
Between 2 and 5 years	1,565,363	142,983
Over 5 years	2,461,258	407,592
(a)

The interest-bearing bank borrowings were all US$ denominated. The weighted average annual interest rate for the Successor Period, 2019 Predecessor Period and 2018 Predecessor Period was 6.64% to 6.97%,  2.15% to 7.82% and 2.15% to 7.82%, respectively.

(b)	All the bank borrowings are secured by:

		31 December	31 December
		2019	2018
	Notes	Successor (NFH)	Predecessor (HHH)
Restricted cash		—	5,277
Equity interest in subsidiaries		2,066,948	402,315
Restricted cash and equity interest in a subsidiary	(c)	394,310	—

		2,461,258	407,592
(c)

In accordance with the International Finance Corporation (“IFC”) loan agreement dated 27 January 2017, IFC has the right to accelerate the prepayment of the outstanding loan amount upon a change in control event including the Business Combination (hereinafter referred to as the “Prepayment”). On 17 December 2019, IFC gave a written consent, consenting to the Business Combination, and the Prepayment within four months after the completion of the Business Combination. In conjunction with the Prepayment on 18 December 2019, the Group placed funds amounting to US$54,000 into a security account and incurred Prepayment costs amounting to RMB18,339. There were no other costs, fees or penalties related to the Prepayment. The IFC outstanding loan balance amounted to RMB394,310 as of 31 December 2019, which was included in current interest-bearing bank borrowings.

(d)	The Group had unutilized banking facilities of nil and RMB68,632 (US$10,000) available at 31 December 2019 (Successor) and 2018 (Predecessor), respectively.